Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables summarize instruments measured at fair value on a recurring basis at December 31, 2025 and 2024:

	Fair Value Measurements at December 31, 2025
	Total	Level 1	Level 2	Level 3
Common stock	$112,247	$112,247	$—	$—
Mutual funds	24	24	—	—
	112,271	$112,271	$—	$—
Common collective trust funds (a)	2,476
	$114,747

	Fair Value Measurements at December 31, 2024
	Total	Level 1	Level 2	Level 3
Common stock	$111,452	$111,452	$—	$—
Mutual funds	21	21	—	—
	111,473	$111,473	$—	$—
Common collective trust funds (a)	2,086
	$113,559

(a)In accordance with accounting guidance certain investments that are measured at fair value using NAV, or its equivalent, practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.